Off-take Arrangement Fee	12 Months Ended
Mar. 31, 2013
Off-take Arrangement Fee.
Off-take Arrangement Fee

Note 6—Off-take Arrangement Fee

Off-take Agreement with Sichuan Chemical

On October 18, 2012, we entered into an agreement with Sichuan Chemical Industry Holding (Group) Co, Ltd, a Chinese limited liability company (“Sichuan”), under which Sichuan will purchase a minimum of 500,000 tonnes (on a take-or-pay basis, backed by a letter of credit) of potash from us per year for a period of ten years starting with the commencement of production from our Holbrook Project.

Upon execution of the Sichuan agreement, we owed a one-time arrangement fee to a third party of $7.8 million, payable 50% in cash and 50% in common stock with the common stock component totaling 33,125 shares.  As of March 31, 2013, the Company had issued all 33,125 shares of the common stock and paid $2.3 million in cash to the third party.  The remaining $1.6 million is included in accrued liabilities at March 31, 2013.  This off-take arrangement fee was expensed when incurred.  See also Note 19 — Restatement.